UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5851
                                                     ---------------------

                       Colonial Intermarket Income Trust I
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: November 30, 2003
                                           ------------------

                  Date of reporting period: May 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


COLONIAL INTERMARKET INCOME TRUST I                            Semiannual Report
MAY 31, 2003

[Photo of a 10-key calculator and New York Exchange Newspaper]

President's Message

DEAR SHAREHOLDER:

The US bond market continued to reward investors with solid returns for the period covered by this report. As key economic indicators sent mixed signals, the US economy continued to struggle and interest rates declined. In November, the Federal Reserve Board lowered a key short-term interest rate--the federal funds rate--to 1.25%, a new record low.1 The yield on the 10-year US Treasury bond fell to a 45-year low of 3.3% near the end of the period. Although the environment was favorable to bonds, declining interest rates and relatively low inflation raised the fear of deflation for the first time since the 1930s.

Bonds reported gains across all sectors. Leadership rotated from higher quality bonds, which were the top performers in the previous period, to lower quality bonds. Corporate, high-yield and foreign bonds rebounded as investors became more willing to take on risk.

The following report will provide you with more detailed information about the trust's performance and the investment strategies used by portfolio manager Laura Ostrander. For more information, please contact your financial advisor.

CONSOLIDATION AND A NEW NAME: COLUMBIA

On April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

As always, we thank you for choosing Colonial InterMarket Income Trust I and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo is president of the Trust. He is also chairman of the Board of Trustees for Liberty Funds and chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------


1 On June 25, 2003, the Federal Reserve Board cut the federal funds rate to
  1.00%.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

------------------------------------
Not FDIC Insured   May Lose Value
                   No Bank Guarantee
------------------------------------

PORTFOLIO MANAGER'S REPORT

For the six-month period ended May 31, 2003, Colonial InterMarket Income Trust I generated a total return of 13.69%, based on net asset value. It performed better than the Lipper General Bond Fund Category average of 13.53%.1 We believe the trust outpaced its peer group because it had a higher allocation to high-yield bonds, emerging-markets debt and non-US dollar denominated bonds.

Low interest rates and an accommodating attitude on the part of banks provided an ideal environment for high-yield bonds, which began to move higher in the fourth quarter of 2002. We were rewarded for increasing our exposure to higher-yielding issues just as the high-yield market began to recover and also for our decision to increase our stake in emerging markets debt during the period. Emerging markets debt benefited from the diminished tension that followed the war with Iraq. The trust's exposure to bonds denominated in Australian dollars, New Zealand dollars and the euro, as well as other currencies, all helped performance as the US dollar declined against most other currencies.

Looking ahead we expect to maintain our exposure to high-yield bonds because we continue to see opportunity in the sector. We also see opportunity in emerging markets, although yields have come down significantly. As a result, we have trimmed our positions in Russian and Brazilian debt. We also believe that the pace of the US dollar's decline versus other currencies will slow and we will take this into consideration in managing our currency exposure.

/s/ Laura A. Ostrander

Laura A. Ostrander is a senior vice president of Columbia Management Advisors, Inc. (Columbia Management), and the portfolio manager of the trust. Prior to joining a predecessor of Columbia Management, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July 1994 to November 1996.

---------------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the trust.

  Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer, rising interest rates and risk associated with investing in securities of foreign and emerging markets, including currency exchange rate fluctuations and economic and political change. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.

SIX MONTH TOTAL RETURNS
AS OF 05/31/03 (%)

Net asset value         13.69
---------------------------------
Market price            15.50
---------------------------------


SIX MONTH TOTAL RETURN
AS OF 5/31/03 (%)
Lipper General Bond Fund
Category average        13.53
---------------------------------


PRICE PER SHARE
AS OF 05/31/03 ($)
Net asset value          9.42
---------------------------------
Market price             8.88
---------------------------------


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/02-05/31/03 ($)

                         0.32
---------------------------------


SECURITIES BREAKDOWN
AS OF 5/31/03 (%) (unaudited)

Corporate fixed-income
bonds & notes           39.8
---------------------------------
Foreign government
obligations             31.9
---------------------------------
US government agencies
& obligations           25.6
---------------------------------
Preferred stocks         0.6
---------------------------------
Warrants                 0.1
---------------------------------
Convertible bonds        0.1
---------------------------------
Cash equivalents         3.9
---------------------------------
Other                   -2.0
---------------------------------
"Other" represents the total of
 other assets and liabilities.

TOP 5 FOREIGN COUNTRIES
AS OF 5/31/03 (%) (unaudited)

New Zealand              3.4
---------------------------------
Canada                   3.4
---------------------------------
United Kingdom           2.8
---------------------------------
Sweden                   2.6
---------------------------------
Norway                   2.4
---------------------------------


Securities breakdowns are calculated
as a percentage of net assets.
Country breakdowns are calculated as
a percentage of total investments.
Because the trust is actively managed,
there can be no guarantee that the
trust will continue to maintain these
securities or country weightings in
the future.

INVESTMENT PORTFOLIO

May 31, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & Notes - 39.8%                      PAR        VALUE
-----------------------------------------------------------
CONSTRUCTION - 1.3%
BUILDING CONSTRUCTION - 1.3%
American Standard, Inc.,
   7.375% 02/01/08            USD      195,000    $ 211,575
Associated Materials, Inc.,
   9.750% 04/15/12                     125,000      135,625
Atrium Companies, Inc.,
   10.500% 05/01/09                     95,000       98,800
D.R. Horton, Inc.,
   9.750% 09/15/10                     400,000      442,000
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                      25,000       26,750
   10.500% 10/01/07                    175,000      203,000
Standard Pacific Corp.,
   9.250% 04/15/12                     185,000      197,025
William Lyon Homes, Inc.,
   10.750% 04/01/13                     90,000       93,150
                                                -----------
                                                  1,407,925
                                                -----------

-----------------------------------------------------------
CONSUMER STAPLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Armkel LLC,
   9.500% 08/15/09                      80,000       89,600
                                                -----------
-----------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.2%
DEPOSITORY INSTITUTIONS - 0.5%
European Investment Bank,
   7.625% 12/07/07            GBP      295,000      557,193
                                                -----------

FINANCIAL SERVICES - 0.3%
MDP Acquisitions PLC,
   9.625% 10/01/12 (a)        USD      235,000      250,275
                                                -----------

INSURANCE AGENTS & BROKERS - 0.1%
Willis Corroon Corp.,
   9.000% 02/01/09                     125,000      133,750
                                                -----------

REAL ESTATE - 0.3%
Forest City Enterprises, Inc.,
   7.625% 06/01/15                      70,000       71,400
iStar Financial, Inc.,
   8.750% 08/15/08                      80,000       86,000
Thornburg Mortgage, Inc.,
   8.000% 05/15/13 (a)                 110,000      110,000
                                                -----------
                                                    267,400
                                                -----------
-----------------------------------------------------------
MANUFACTURING - 11.8%
APPAREL - 0.2%
Levi Strauss & Co.,
   12.250% 12/15/12 (a)                 95,000       78,850
William Carter Co.,
   10.875% 08/15/11                    100,000      113,000
                                                -----------
                                                    191,850
                                                -----------


                                           PAR        VALUE
-----------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.6%
Accuride Corp.,
   9.250% 02/01/08            USD       50,000   $   44,750
Cummins, Inc.,
   9.500% 12/01/10 (a)                 135,000      146,475
Dana Corp.:
   9.000% 08/15/11                      95,000       99,038
   10.125% 03/15/10                     80,000       86,600
Rexnord Corp.,
   10.125% 12/15/12 (a)                 60,000       66,000
TRW Automotive, Inc.,
   11.000% 02/15/13 (a)                150,000      156,000
                                                -----------
                                                    598,863
                                                -----------
CHEMICALS & ALLIED PRODUCTS - 2.3%
Avecia Group PLC,
   11.000% 07/01/09                    140,000      128,800
Equistar Chemical LP,
   10.125% 09/01/08                    100,000      101,500
FMC Corp.,
   10.250% 11/01/09                    190,000      215,175
Huntsman ICI Holdings LLC,
   (b) 12/31/09                      1,610,000      644,000
Koppers Industries, Inc.,
   9.875% 12/01/07                     225,000      229,500
Lyondell Chemical Co.,
   9.625% 05/01/07                     305,000      301,188
MacDermid, Inc.,
   9.125% 07/15/11                     175,000      193,375
PolyOne Corp.,
   10.625% 05/15/10 (a)                115,000      112,700
Terra Capital, Inc.,
   12.875% 10/15/08                    275,000      302,500
Texas Petrochemical Corp.,
   11.125% 07/01/06                    410,000      139,400
                                                -----------
                                                  2,368,138
                                                -----------

ELECTRONIC & ELECTRICAL EQUIPMENT - 0.3%
Flextronics International Ltd.,
   9.875% 07/01/10                     200,000      220,000
UCAR Finance, Inc.,
   10.250% 02/15/12                    155,000      148,025
                                                -----------
                                                    368,025
                                                -----------

FABRICATED METAL - 0.2%
Earle M. Jorgensen Co.,
   9.750% 06/01/12                     175,000      182,875
                                                -----------

FOOD & KINDRED PRODUCTS - 1.5%
Constellation Brands, Inc.,
   8.125% 01/15/12                     125,000      130,938
Del Monte Corp.,
   9.250% 05/15/11                     280,000      304,500
Dole Food Co., Inc.,
   8.625% 05/01/09                     185,000      196,100



See notes to investment portfolio.

May 31, 2003 (Unaudited)

CORPORATE FIXED-INCOME

BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
MANUFACTURING (CONTINUED)
FOOD & KINDRED PRODUCTS (CONTINUED)
Premier International Foods PLC,
   12.000% 09/01/09           USD      500,000   $  550,000
Roundy's, Inc.,
   8.875% 06/15/12                     180,000      189,000
Smithfield Foods, Inc.,
   8.000% 10/15/09                     205,000      210,638
                                                -----------
                                                  1,581,176
                                                -----------

FURNITURE & FIXTURES - 0.3%
Collins & Aikman
   Floor Covering, Inc.,
   9.750% 02/15/10                     100,000      102,000
Congoleum Corp.,
   8.625% 08/01/08                      95,000       54,625
Juno Lighting, Inc.,
   11.875% 07/01/09                    135,000      143,100
Simmons Co.,
   10.250% 03/15/09                     35,000       37,450
                                                -----------
                                                    337,175
                                                -----------

MEASURING & ANALYZING INSTRUMENTS - 0.2%
Fisher Scientific International, Inc.:
   8.125% 05/01/12                     145,000      155,513
   8.125% 05/01/12 (a)                  30,000       32,175
                                                -----------
                                                    187,688
                                                -----------
MISCELLANEOUS MANUFACTURING - 2.1%
Actuant Corp.,
   13.000% 05/01/09                    143,000      167,310
AGCO Corp.,
   9.500% 05/01/08                     150,000      163,500
Applied Extrusion Technologies, Inc.,
   10.750% 07/01/11                    145,000      110,200
Crown European Holdings SA,
   10.875% 03/01/13 (a)                135,000      142,425
Flowserve Corp.,
   12.250% 08/15/10                    140,000      161,000
Owens-Brockway,
   8.250% 05/15/13 (a)                 245,000      246,225
Owens-Illinois, Inc.,
   7.150% 05/15/05                      65,000       65,000
Packaging Corp. of America,
   9.625% 04/01/09                     195,000      210,600
SPX Corp.,
   7.500% 01/01/13                     115,000      123,050
Tekni-Plex, Inc.,
   12.750% 06/15/10                    375,000      366,563
Terex Corp.,
   10.375% 04/01/11                    150,000      159,750
TriMas Corp.:
   9.875% 06/15/12                     155,000      158,100
   9.875% 06/15/12 (a)                  90,000       91,800
                                                -----------
                                                  2,165,523
                                                -----------



                                           PAR        VALUE
-----------------------------------------------------------
PAPER PRODUCTS - 0.9%
Georgia-Pacific Corp.,
   8.875% 02/01/10 (a)        USD      140,000   $  145,950
Norske Skog Canada Ltd.,
   8.625% 06/15/11 (a)                  60,000       61,800
Riverwood International Corp.,
   10.875% 04/01/08                    460,000      473,225
Smurfit-Stone Container Corp.,
   8.250% 10/01/12                     110,000      115,500
Tembec Industries, Inc.,
   8.500% 02/01/11                     100,000       98,500
                                                -----------
                                                    894,975
                                                -----------

PRIMARY METAL - 0.3%
Bayou Steel Corp.,
   9.500% 05/15/08 (c)                 500,000       92,500
Kaiser Aluminum & Chemical Corp.:
   9.875% 02/15/49 (d)                 250,000      167,500
   10.875% 10/15/06 (d)                 40,000       26,800
WCI Steel, Inc.,
   10.000% 12/01/04 (c)                220,000       55,000
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07 (d)                 500,000        2,500
                                                -----------
                                                    344,300
                                                -----------
PRINTING & PUBLISHING - 1.9%
Advanstar Communications, Inc.,
   12.000% 02/15/11                    210,000      189,263
American Greetings Corp.,
   11.750% 07/15/08                    115,000      129,950
Dex Media East LLC,
   12.125% 11/15/12 (a)                260,000      305,500
Hollinger, Inc.,
   11.875% 03/01/11 (a)                130,000      135,850
Moore North America Finance, Inc.,
   7.875% 01/15/11 (a)                  75,000       78,750
PriMedia, Inc.,
   8.875% 05/15/11                     260,000      270,400
Quebecor Media, Inc.,
   11.125% 07/15/11                    275,000      305,250
Von Hoffman Corp.,
   10.250% 03/15/09                    200,000      208,000
Yell Finance BV,
   10.750% 08/01/11                    330,000      367,950
                                                -----------
                                                  1,990,913
                                                -----------
TRANSPORTATION EQUIPMENT - 1.0%
BE Aerospace, Inc.,
   8.875% 05/01/11                     120,000       87,600
Collins & Aikman Products Co.,
   10.750% 12/31/11                    200,000      173,000
Dura Operating Corp.,
   8.625% 04/15/12                     155,000      154,613
Hexcel Corp.:
   9.750% 01/15/09                     100,000       96,750
   9.875% 10/01/08 (a)                  30,000       31,950
Lear Corp.,
   8.110% 05/15/09                     250,000      280,625

See notes to investment portfolio.

May 31, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
MANUFACTURING (CONTINUED)
TRANSPORTATION EQUIPMENT (CONTINUED)
Newcor, Inc.,
   6.000% 01/31/13 (e)        USD      165,817    $  71,999
Sequa Corp.,
   8.875% 04/01/08                     180,000      189,000
                                                -----------
                                                  1,085,537
                                                -----------
-----------------------------------------------------------
MINING & ENERGY - 4.1%
OIL & GAS EXTRACTION - 3.7%
Benton Oil & Gas Co.,
   9.375% 11/01/07                     140,000      120,400
Chesapeake Energy Corp.:
   7.750% 01/15/15                     130,000      136,500
   8.125% 04/01/11                      60,000       63,900
Coastal Corp.,
   7.750% 06/15/10                     250,000      220,000
Compton Petroleum Corp.,
   9.900% 05/15/09                     135,000      146,475
Denbury Resources, Inc.,
   7.500% 04/01/13 (a)                  75,000       77,250
El Paso Energy Partners LP,
   8.500% 06/01/11 (a)                  40,000       42,600
Encore Acquisition Co.,
   8.375% 06/15/12                     135,000      143,100
Forest Oil Corp.,
   8.000% 06/15/08                     170,000      179,350
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                      60,000       65,400
Mariner Energy, Inc.,
   10.500% 08/01/06                    145,000      145,363
PDVSA Finance Ltd.:
   6.250% 02/15/06            EUR      258,750      255,669
   6.650% 02/15/06            USD      150,000      141,000
Pemex Project Funding Master Trust:
   7.375% 12/15/14 (a)                 190,000      210,425
   9.125% 10/13/10                     660,000      805,200
Pioneer Natural Resources Co.:
   7.500% 04/15/12                      50,000       56,000
   9.625% 04/01/10                     225,000      274,500
Pogo Producing Co.,
   8.250% 04/15/11                     275,000      302,500
Stone Energy Corp.,
   8.250% 12/15/11                      90,000       96,300
Trico Marine Services, Inc.,
   8.875% 05/15/12                     120,000      105,600
XTO Energy, Inc.,
   7.500% 04/15/12                     220,000      243,100
                                                -----------
                                                  3,830,632
                                                -----------

OIL & GAS FIELD SERVICES - 0.4%
Frontier Escrow Corp.,
   8.000% 04/15/13 (a)                  40,000       41,200
Newpark Resources, Inc.,
   8.625% 12/15/07                     130,000      130,000

                                           PAR        VALUE
-----------------------------------------------------------
Premcor Refining Group, Inc.:
   9.250% 02/01/10 (a)        USD       70,000    $  77,000
   9.500% 02/01/13 (a)                  90,000      100,350
Tesoro Petroleum Corp.,
   8.000% 04/15/08 (a)                  50,000       50,000
                                                -----------
                                                    398,550
                                                -----------
-----------------------------------------------------------

RETAIL TRADE - 1.3%
APPAREL & ACCESSORY STORES - 0.2%
Gap, Inc.,
   10.550% 12/15/08                    125,000      151,250
Saks, Inc.,
   8.250% 11/15/08                      50,000       53,000
                                                -----------
                                                    204,250
                                                -----------
FOOD STORES - 0.4%
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08                     390,000      419,250
                                                -----------

MISCELLANEOUS RETAIL - 0.6%
Hollywood Entertaiment Corp.,
   9.625% 03/15/11                     160,000      170,400
JC Penney Co., Inc.,
   8.000% 03/01/10                     185,000      188,700
Rite Aid Corp.:
   8.125% 05/01/10 (a)                  55,000       56,100
   9.250% 06/01/13 (a)                 200,000      193,500
                                                -----------
                                                    608,700
                                                -----------
RESTAURANTS - 0.1%
Yum! Brands, Inc.,
   7.700% 07/01/12                     130,000      145,275
                                                -----------
-----------------------------------------------------------
SERVICES - 6.6%
AMUSEMENT & RECREATION - 3.2%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                    150,000      166,500
Argosy Gaming Co.,
   10.750% 06/01/09                    210,000      228,900
Boyd Gaming Corp.,
   8.750% 04/15/12                      60,000       64,200
Circus-Circus & Eldorado/
   Silver Legacy,
   10.125% 03/01/12                    190,000      181,213
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                     220,000      233,200
Hard Rock Hotel, Inc.,
   8.875% 06/01/13 (a)                  65,000       66,789
Hollywood Casino Shreveport,
   13.000% 08/01/06                    330,000      237,600
Hollywood Park, Inc.,
   9.500% 08/01/07                     225,000      218,250
Majestic Investor Holdings,
   11.653% 11/30/07                     90,000       89,100


See notes to investment portfolio.

May 31, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
SERVICES (CONTINUED)
AMUSEMENT & RECREATION (CONTINUED)
Mohegan Tribal Gaming Authority:
   8.000% 04/01/12            USD      270,000   $  284,850
   8.375% 07/01/11                      90,000       95,625
Park Place Entertainment Corp.,
   9.375% 02/15/07                     200,000      217,000
Penn National Gaming, Inc.,
   11.125% 03/01/08                    180,000      198,000
Pinnacle Entertainment, Inc.,
   9.250% 02/15/07                     140,000      135,275
Regal Cinemas, Inc.,
   9.375% 02/01/12                     250,000      270,625
Royal Caribbean Cruises Ltd.,
   8.000% 05/15/10                      55,000       55,000
Six Flags, Inc.,
   9.500% 02/01/09                     295,000      294,263
Town Sports International, Inc.,
   9.625% 04/15/11 (a)                  80,000       83,000
Venetian Casino Resort LLC,
   11.000% 06/15/10                    135,000      147,488
                                                -----------
                                                  3,266,878
                                                -----------
AUTO EQUIPMENT & RENTAL SERVICES - 0.1%
United Rentals, Inc.,
   10.750% 04/15/08                    115,000      122,475
                                                -----------

BUSINESS SERVICES - 0.1%
Iron Mountain, Inc.,
   7.750% 01/15/15                      85,000       90,738
                                                -----------

FUNERAL SERVICES - 0.4%
Service Corp. International,
   7.700% 04/15/09                     230,000      233,450
Stewart Enterprises, Inc.,
   10.750% 07/01/08                    170,000      189,550
                                                -----------
                                                    423,000
                                                -----------

HEALTH SERVICES - 2.3% AmerisourceBergen Corp.:

   7.250% 11/15/12 (a)                 100,000      108,000
   8.125% 09/01/08                     185,000      203,038
Coventry Health Care, Inc.,
   8.125% 02/15/12                     195,000      210,600
HCA, Inc.,
   8.750% 09/01/10                     425,000      511,466
IASIS Healthcare Corp.,
   13.000% 10/15/09                    125,000      138,750
InSight Health Services Corp.,
   9.875% 11/01/11                     160,000      156,000
Magellan Health Services, Inc.,
   9.375% 11/15/07 (a)(d)              145,000      139,925
MedQuest, Inc.,
   11.875% 08/15/12                    225,000      219,375
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09                    230,000      253,000


                                           PAR        VALUE
-----------------------------------------------------------
Tenet Healthcare Corp.,
   6.375% 12/01/11            USD      280,000   $  271,600
United Surgical Partners
   International, Inc.,
   10.000% 12/15/11                    165,000      178,200
                                                -----------
                                                  2,389,954
                                                -----------
HOTELS, CAMPS & LODGING - 0.4%
Host Marriott LP,
   9.500% 01/15/07                     150,000      158,813
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.875% 05/01/12                     250,000      265,000
                                                -----------
                                                    423,813
                                                -----------

OTHER SERVICES - 0.1%
Corrections Corp. of America,
   9.875% 05/01/09                     125,000      138,438
                                                -----------

-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 13.0%
AEROSPACE - 0.7%
L-3 Communications Corp.,
   7.625% 06/15/12                     185,000      201,188
TransDigm, Inc.,
   10.375% 12/01/08                    500,000      526,250
                                                -----------
                                                    727,438
                                                -----------
AIR TRANSPORTATION - 0.2%
Northwest Airlines, Inc.,
   9.875% 03/15/07                     150,000      114,000
U.S. Airways, Inc.,
   10.375% 03/01/13 (c)                590,000      147,500
                                                -----------
                                                    261,500
                                                -----------

BROADCASTING - 1.2%
CanWest Media, Inc.,
   10.625% 05/15/11                    265,000      299,450
Chancellor Media Corp.,
   8.000% 11/01/08                      60,000       69,750
Corus Entertainment, Inc.,
   8.750% 03/01/12                      80,000       85,000
Emmis Communications Corp.,
   (f) 03/15/11
   (12.500% 03/15/06)                  217,000      185,535
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                     170,000      184,025
TV Azteca SA de CV,
   10.500% 02/15/07                    325,000      318,500
XM Satellite Radio Holdings, Inc.,
   (f) 12/31/09
   (14.000% 12/31/05)                  208,520      150,656
                                                -----------
                                                  1,292,916
                                                -----------
CABLE - 2.0%
British Sky Broadcasting Group PLC,
   8.200% 07/15/09                     100,000      117,853
Charter Communications Holdings LLC:
   (f) 04/01/11
   (9.920% 04/01/04)                   610,000      378,200
   10.000% 04/01/09                    250,000      180,000

See notes to investment portfolio.

May 31, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
CABLE (CONTINUED)
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07           USD      310,000   $  282,100
CSC Holdings, Inc.,
   7.625% 04/01/11                     165,000      168,300
DirecTV Holdings LLC,
   8.375% 03/15/13 (a)                 130,000      143,650
EchoStar DBS Corp.,
   9.125% 01/15/09                     195,000      216,938
Insight Communications Co., Inc.,
   (f) 02/15/11
   (12.250% 02/15/06)                  235,000      180,950
Insight Midwest LP,
   9.750% 10/01/09 (a)                 150,000      157,500
Northland Cable Television, Inc.,
   10.250% 11/15/07                    300,000      277,500
                                                -----------
                                                  2,102,991
                                                -----------

COMMUNICATIONS - 0.1%
SpectraSite, Inc.,
   8.250% 05/15/10 (a)                  65,000       64,838
                                                -----------

COMMUNICATION SERVICES - 0.3%
Crown Castle International Corp.:
   (f) 05/15/11
   (10.375% 05/15/04)                  110,000       98,450
   10.750% 08/01/11                    100,000      103,750
SBA Communications Corp.,
   10.250% 02/01/09                    195,000      163,800
                                                -----------
                                                    366,000
                                                -----------
ELECTRIC, GAS & SANITARY SERVICES - 1.5%
Allied Waste North America, Inc.:
   8.500% 12/01/08                     240,000      253,800
   10.000% 08/01/09                    560,000      588,000
CMS Energy Corp.,
   8.900% 07/15/08                     195,000      194,025
HydroChem Industrial Services, Inc.,
   10.375% 08/01/07                    490,000      367,500
Mirant Americas Generation, Inc.,
   8.300% 05/01/11                     205,000      130,175
                                                -----------
                                                  1,533,500
                                                -----------

ELECTRIC SERVICES - 1.6%
AES Corp.:
   9.000% 05/15/15 (a)                  95,000       96,900
   9.500% 06/01/09                     302,000      286,900
Beaver Valley Funding Corp.,
   9.000% 06/01/17                     165,000      199,848
Caithness Coso Funding Corp.,
   9.050% 12/15/09                     208,833      217,709
Calpine Corp.:
   8.500% 02/15/11                     285,000      193,800
   8.625% 08/15/10                     100,000       67,500
Edison Mission Energy,
   9.875% 04/15/11                     135,000      115,425

                                           PAR        VALUE
-----------------------------------------------------------
Illinois Power Co.,
   11.500% 12/15/10 (a)       USD       50,000   $   56,000
Mission Energy Holding Co.,
   13.500% 07/15/08                     50,000       32,500
Nevada Power Co.,
   10.875% 10/15/09 (a)                150,000      165,750
Orion Power Holdings, Inc.,
   12.000% 05/01/10                     50,000       54,125
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                     150,000      162,000
                                                -----------
                                                  1,648,457
                                                -----------

MOTOR FREIGHT & WAREHOUSING - 0.1%
QDI LLC:
   12.000% 06/15/09 (a)                 39,742        5,912
   12.500% 06/15/08 (a)                166,500       66,392
                                                -----------
                                                     72,304
                                                -----------

PIPELINES - 0.9%
Dynegy Holdings, Inc.,
   8.750% 02/15/12                     130,000      114,400
El Paso Energy Partners LP,
   8.500% 06/01/10 (a)                  80,000       85,200
El Paso Production Holding Co.,
   7.750% 06/01/13 (a)                 145,000      144,638
Northwest Pipelines Corp.,
   8.125% 03/01/10 (a)                  55,000       60,516
Sonat, Inc.,
   7.625% 07/15/11                      95,000       81,225
Southern Natural Gas Co.,
   8.875% 03/15/10 (a)                  95,000      103,075
Williams Companies, Inc.,
   8.125% 03/15/12 (a)                 300,000      297,000
                                                -----------
                                                    886,054
                                                -----------

POLLUTION CONTROL - 0.1%
EnviroSource, Inc.,
   14.000% 12/15/08                     61,573       55,416
                                                -----------

RADIOTELEPHONE COMMUNICATIONS - 1.4%
AirGate PCS, Inc.,
   (f) 10/01/09
   (13.500% 10/01/04)                  156,000       71,760
AT&T Wireless Services, Inc.,
   7.875% 03/01/11                      95,000      113,006
Nextel Communications, Inc.,
   9.375% 11/15/09                     410,000      437,163
Nextel Partners, Inc.,
   11.000% 03/15/10                    325,000      349,375
Rogers Cantel, Inc.,
   9.750% 06/01/16                     320,000      360,000
US Unwired, Inc.,
   (f) 11/01/09
   (13.375% 11/01/04)                  330,000      122,100
                                                -----------
                                                  1,453,404
                                                -----------



See notes to investment portfolio.

May 31, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
RAILROAD - 0.3%
Kansas City Southern Railway Co.,
   7.500% 06/15/09            USD      100,000   $  101,000
TFM SA de CV,
   12.500% 06/15/12                    155,000      165,075
                                                -----------
                                                    266,075
                                                -----------
TELECOMMUNICATIONS - 2.1%
American Tower Escrow Corp.,
   (b) 08/01/08 (a)                     45,000       28,463
Amkor Technology, Inc.:
   7.750% 05/15/13 (a)                  55,000       52,250
   9.250% 02/15/08                     130,000      135,850
   10.500% 05/01/09                    120,000      119,400
Avaya, Inc.,
   11.125% 04/01/09                     99,000      108,281
Carrier1 International SA,
   13.250% 02/15/09 (d)                450,000       13,500
COLT Telecom Group PLC,
   12.000% 12/15/06           EUR       45,000       43,200
FairPoint Communications, Inc.,
   11.875% 03/01/10 (a)       USD       80,000       91,200
Horizon PCS, Inc.,
   13.750% 06/15/11                    195,000       23,400
Level 3 Communications, Inc.,
   (f) 12/01/08
   (10.500% 12/01/03)                  275,000      202,125
Lucent Technologies, Inc.:
   6.450% 03/15/29                     150,000      105,000
   7.250% 07/15/06                     105,000       99,750
Nortel Networks Ltd.,
   6.125% 02/15/06                     230,000      223,100
Qwest Corp.:
   8.875% 03/15/12 (a)                 190,000      213,750
   13.500% 12/15/10 (a)                234,488      250,800
Time Warner Telecom, Inc.:
   9.750% 07/15/08                     275,000      247,500
   10.125% 02/01/11                     65,000       58,500
Triton PCS, Inc.,
   8.750% 11/15/11                      90,000       84,600
Vivendi Universal,
   9.250% 04/15/10 (a)                 110,000      124,882
                                                -----------
                                                  2,225,551
                                                -----------

TRANSPORTATION SERVICES - 0.5%
Allied Holdings, Inc.,
   8.625% 10/01/07                     105,000       80,850
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                     225,000      247,500
Stena AB,
   9.625% 12/01/12                     115,000      125,925
Teekay Shipping Corp.,
   8.875% 07/15/11                      45,000       48,150
                                                -----------
                                                    502,425
                                                -----------
-----------------------------------------------------------


                                           PAR        VALUE
-----------------------------------------------------------
WHOLESALE TRADE - 0.4%
DURABLE GOODS - 0.4%
Playtex Products, Inc.,
   9.375% 06/01/11            USD      200,000   $  214,000
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                     180,000      175,500
                                                -----------
                                                    389,500
                                                -----------


TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $41,408,914)                         41,313,503
                                                -----------

FOREIGN GOVERNMENT OBLIGATIONS - 31.9%
-----------------------------------------------------------
German Republic,
   5.375% 01/04/10            EUR      605,000      798,815
Government of Canada:
   5.500% 06/01/10            CAD      680,000      535,987
   10.000% 06/01/08                  1,800,000    1,680,819
Government of France:
   5.000% 10/25/16            EUR      720,000      921,513
   5.500% 10/25/10                     405,000      540,959
Government of New Zealand:
   6.000% 11/15/11            NZD    4,050,000    2,439,995
   6.500% 04/15/13                   1,885,000    1,178,805
Government of Norway:
   6.000% 05/16/11            NOK    7,760,000    1,262,519
   6.750% 01/15/07                   7,955,000    1,291,250
Government of Poland,
   8.500% 05/12/07            PLN    3,320,000    1,002,960
Hellenic Republic of Greece:
   5.350% 05/18/11            EUR      750,000      987,057
   8.600% 03/26/08                     260,000      382,044
Kingdom of Sweden:
   5.500% 10/08/12            SEK    3,740,000      529,034
   6.750% 05/05/14                  13,230,000    2,057,867
Republic of Brazil:
   11.000% 08/17/40           USD      307,000      284,743
   11.500% 04/02/09           EUR      625,000      732,615
   14.500% 10/15/09           USD      490,000      562,275
Republic of Bulgaria,
   7.500% 01/15/13            EUR      820,000    1,072,115
Republic of Colombia:
   9.750% 04/09/11            USD      447,105      504,334
   10.000% 01/23/12                    520,000      579,800
Republic of Hungary,
   8.500% 10/12/05            HUF  195,350,000      964,942
Republic of Italy,
   5.250% 08/01/11            EUR    1,630,000    2,143,914
Republic of Peru,
   9.875% 02/06/15            USD      300,000      343,500


See notes to investment portfolio.

May 31, 2003 (Unaudited)


FOREIGN GOVERNMENT
OBLIGATIONS (CONTINUED)                    PAR        VALUE
-----------------------------------------------------------
Republic of South Africa:
   5.250% 05/16/13            EUR      370,000   $  434,187
   13.000% 08/31/10           USD    9,555,000    1,405,543
Republic of Venezuela,
   9.250% 09/15/27                     717,000      512,655
Russian Federation:
   5.000% 03/31/30                   1,510,000    1,479,800
   11.000% 07/24/18                    300,000      432,000
   12.750% 06/24/28                    240,000      406,440
Treasury Corp. of Victoria, Australia,
   7.500% 08/15/08            AUD    2,100,000    1,537,933
United Kingdom:
   5.000% 03/07/12            GBP      360,000      630,042
   9.000% 07/12/11                     415,000      913,493
United Mexican States:
   7.500% 03/08/10            EUR      255,000      340,451
   8.300% 08/15/31            USD      470,000      556,245
   11.375% 09/15/16                    533,000      780,845
Western Australia Treasury Corp.,
   6.250% 04/15/15            AUD    1,145,000      820,794
                                                -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (cost of $27,876,332)                         33,048,290
                                                -----------

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 25.6%
-----------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.6%
Federal National Mortgage Association,
   To Be Announced,
     6.500% (g)                      1,895,000    1,974,946
                                                -----------

Government National Mortgage Association:
   9.000% 04/15/16 - 12/15/16          376,801      420,014
   10.500% 07/15/19 - 07/15/20          26,611       31,127
   11.000% 01/15/18 - 05/15/19         215,807      253,949
                                                -----------
                                                    705,090
                                                -----------
-----------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 23.0%
U.S. Treasury Bonds and Notes:
   7.000% 07/15/06                   1,700,000    1,975,453
   7.500% 11/15/24                     865,000    1,241,342
   8.875% 02/15/19                     672,000    1,047,349
   10.375% 11/15/12                  1,520,000    2,046,656
   10.625% 08/15/15                  2,780,000    4,684,625
   11.625% 11/15/04                  1,750,000    2,011,475
   12.000% 08/15/13                  7,432,000   10,920,105
                                                -----------
                                                 23,927,005
                                                -----------

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $26,154,746)                         26,607,041
                                                -----------


PREFERRED STOCKS - 0.6%                 SHARES        VALUE
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.6%
BROADCASTING - 0.1%
Sinclair Capital,
   11.625%                               1,350   $  142,763
                                                -----------

CABLE - 0.4%
CSC Holdings, Inc.,
   11.125%                               3,538      368,837
                                                -----------

COMMUNICATION SERVICES - 0.1%
Dobson Communication Corp.,
   12.250% PIK                             145      131,950
                                                -----------

POLLUTION CONTROL - 0.0%
EnviroSource, Inc.,
   7.250%                                  209        9,676
                                                -----------

TELECOMMUNICATIONS - 0.0%
XO Communications, Inc.,
   13.500% PIK (d)                         788            1
                                                -----------

TOTAL PREFERRED STOCKS
   (cost of $1,261,405)                             653,227
                                                -----------

WARRANTS - 0.1% (h)                      UNITS
-----------------------------------------------------------
RETAIL TRADE - 0.0%
FOOD STORES - 0.0%
Pathmark Stores, Inc.,
   Expires 09/19/10                      4,407        4,936
                                                -----------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.1%
BROADCASTING - 0.1%
XM Satellite Radio Holdings, Inc.:
   Expires 12/31/09                        160      112,400
   Expires 03/15/10 (a)                    100           10
                                                -----------
                                                    112,410
                                                -----------

CABLE - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05 (a)                    355            4
Ono Finance PLC,
   Expires 02/11/15 (a)                    160            2
                                                -----------
                                                          6
                                                -----------

COMMUNICATION SERVICES - 0.0%
UbiquiTel, Inc.,
   Expires 04/15/10 (a)                    150            2
                                                -----------

MOTOR FREIGHT & WAREHOUSING - 0.0%
QDI LLC,
   Expires 11/15/07 (a)(i)                 510           --
                                                -----------


See notes to investment portfolio.

WARRANTS (CONTINUED)                     UNITS        VALUE
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (continued)
TELECOMMUNICATIONS - 0.0%
AT&T Canada, Inc.,
   Expires 08/15/07 (a)(e)(i)              250      $    --
Carrier1 International SA,
   Expires 02/19/09 (a)(c)                 209            2
Horizon PCS, Inc.,
   Expires 10/01/10 (a)(i)                 220           --
Jazztel PLC,
   Expires 07/15/10 (a)(i)                  40           --
                                                -----------
                                                          2
                                                -----------

TOTAL WARRANTS
   (cost of $605,161)                               117,356
                                                -----------

CONVERTIBLE BONDS - 0.1%                   PAR
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.1%
TELECOMMUNICATIONS - 0.1%
COLT Telecom Group PLC,
   2.000% 03/29/06 (a)
   (cost of $79,490)                 $ 115,000      105,514
                                                -----------

COMMON STOCKS - 0.0% (h)                SHARES
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.                       1,800          414
Fairlane Management Corp. (e)            1,800           --
                                                -----------
                                                        414
                                                -----------
TELECOMMUNICATIONS - 0.0%
Telus Corp.                                  1           15
                                                -----------

TOTAL COMMON STOCKS
   (cost of $54)                                        429
                                                -----------

SHORT-TERM OBLIGATION - 3.9%              Par

-----------------------------------------------------------
Repurchase agreement with State Street
   Bank & Trust Co., dated 05/30/03,
   due 06/02/03 at 1.190%, collateralized
   by a U.S. Treasury Bond maturing
   02/15/23, market value of $4,086,188
   (repurchase proceeds $4,002,397)
   (cost of $4,002,000)             $4,002,000    4,002,000
                                                -----------

TOTAL INVESTMENTS - 102.0%
   (cost of $101,388,102) (j)                   105,847,360
                                                -----------

OTHER ASSETS & LIABILITIES, NET  - (2.0)%        (2,120,397)
-----------------------------------------------------------
NET ASSETS - 100.0%                            $103,726,963
                                               ============


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to $5,753,114, which represents 5.5% of net assets.
(b) Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) As of May 31, 2003, the Trust held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 0.3% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(e) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(f) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing this rate.
(g) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(h) Non-income producing.
(i) Amount rounds to less than $1.
(j) Cost for federal income tax purposes is $102,670,700.

As of May 31, 2003, the Trust had entered into the following forward currency exchange contracts:

                                                 NET UNREALIZED
     CONTRACTS         IN EXCHANGE   SETTLEMENT   APPRECIATION
    TO DELIVER             FOR          DATE     (DEPRECIATION)
---------------------------------------------------------------
EUR       23,200    USD      25,079   06/06/03    $ (2,206)
EUR       14,200    USD      15,421   06/06/03      (1,279)
EUR       36,000    USD      40,212   06/06/03      (2,126)
CAD      520,000    USD     352,184   06/10/03     (26,990)
EUR      172,000    USD     185,265   06/23/03     (16,921)
EUR      240,000    USD     258,612   06/23/03     (23,507)
EUR      450,000    USD     484,650   06/23/03     (44,323)
EUR      232,000    USD     249,864   06/23/03     (22,851)
EUR    2,625,000    USD   2,829,750   06/23/03    (255,929)
GBP       29,200    USD      45,692   06/23/03      (2,105)
GBP      211,000    USD     330,426   06/23/03     (14,958)
NOK    2,771,000    USD     377,793   06/23/03     (35,402)
NOK    2,771,000    USD     378,072   06/23/03     (35,124)
NZD    1,850,000    USD   1,057,423   06/23/03      (6,900)
SEK    4,495,000    USD     528,929   06/23/03     (49,370)
USD      280,219    EUR     245,000   06/23/03       7,778
USD      308,953    EUR     270,000   06/23/03       8,431
USD      659,982    EUR     600,000   06/23/03      45,316
                                                  --------
                                                 $(478,466)
                                                 =========


See notes to financial statements.

SUMMARY OF SECURITIES BY                           % OF TOTAL
COUNTRY (UNAUDITED)                     VALUE      INVESTMENTS
---------------------------------------------------------------
United States                     $ 67,993,865          64.2%
New Zealand                          3,618,800           3.4
Canada                               3,548,849           3.4
United Kingdom                       3,002,896           2.8
Sweden                               2,712,827           2.6
Norway                               2,553,769           2.4
Australia                            2,358,727           2.2
Russia                               2,318,240           2.2
Italy                                2,143,914           2.0
Mexico                               1,996,041           1.9
South Africa                         1,839,729           1.7
France                               1,587,354           1.5
Brazil                               1,579,632           1.5
Greece                               1,369,102           1.3
Colombia                             1,084,134           1.0
Bulgaria                             1,072,115           1.0
Poland                               1,002,960           1.0
Hungary                                964,942           0.9
Germany                                798,815           0.8
Venezuela                              512,655           0.5
Netherlands                            367,950           0.4
Peru                                   343,500           0.3
Bermuda                                282,100           0.3
Cayman Islands                         255,669           0.2
Ireland                                250,275           0.2
Singapore                              220,000           0.2
Liberia                                 55,000           0.1
Luxembourg                              13,500           0.0
                                    ----------        ------
                                  $105,847,360         100.0%
                                   ===========       =======

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

           ACRONYM                         NAME
--------------------------------------------------------------
            AUD                      Australian Dollar
            CAD                      Canadian Dollar
            EUR                      European Currency
            GBP                      Great Britain Pound
            HUF                      Hungarian Forint
            NOK                      Norwegian Kroner
            NZD                      New Zealand Dollar
            PIK                      Payment-In-Kind
            PLN                      Polish Zloty
            SEK                      Swedish Kroner
            USD                      United States Dollar

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)
ASSETS:
Investments, at cost                           $101,388,102
                                               ------------
Investments, at value                          $105,847,360
Cash                                                    857
Foreign currency (cost of $57,024)                   57,930
Receivable for:
   Investments sold                                  45,419
   Interest                                       2,014,307
   Dividends                                          3,923
Deferred Trustees' compensation plan                  4,866
                                               ------------
   Total Assets                                 107,974,662
                                               ------------

LIABILITIES:
Net unrealized depreciation on forward
   currency contracts                               478,466
Payable for:
   Investments purchased                          1,063,050
   Investments purchased
      on a delayed delivery basis                 1,977,906
   Distributions                                    594,487
   Management fee                                    64,967
   Reports to shareholders                           40,445
Deferred Trustees' fees                               4,866
Other liabilities                                    23,512
                                               ------------
   Total Liabilities                              4,247,699
                                               ------------
NET ASSETS                                     $103,726,963
                                               ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                $120,442,886
Overdistributed net investment income            (2,074,038)
Accumulated net realized loss                   (18,651,028)
Net unrealized appreciation (depreciation) on:
   Investments                                    4,459,258
   Foreign currency translations                   (450,115)
                                               ------------
NET ASSETS                                     $103,726,963
                                               ============

Shares outstanding                               11,009,000
                                               ------------
Net asset value per share                      $       9.42
                                               ============

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2003
(Unaudited)

INVESTMENT INCOME:
Interest                                       $  3,817,700
Dividends                                            29,211
Dollar roll fee income                               14,030
                                               ------------
   Total Investment Income (net of
      foreign taxes withheld of $988)             3,860,941
                                               ------------

EXPENSES:
Management fee                                      367,363
Transfer agent fee                                   16,039
Pricing and bookkeeping fees                         23,011
Trustees' fees                                        4,310
Custody fee                                          15,755
Reports to shareholders                              24,759
Other expenses                                       32,916
                                               ------------
   Total Expenses                                   484,153
Custody earnings credit                                 (77)
                                               ------------
   Net Expenses                                     484,076
                                               ------------
Net Investment Income                             3,376,865
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                    1,858,296
   Foreign currency transactions                   (259,157)
                                               ------------
      Net realized gain                           1,599,139
                                               ------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                    8,203,450
   Foreign currency translations                   (551,025)
                                               ------------
      Net change in unrealized appreciation/
         depreciation                             7,652,425
                                               ------------
Net Gain                                          9,251,564
                                               ------------
Net Increase in Net Assets from Operations     $ 12,628,429
                                               ------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                   (UNAUDITED)
                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                     MAY 31,          NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                    2003                2002
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                               $  3,376,865      $  6,889,522
Net realized gain (loss) on investments and foreign currency transactions              1,599,139        (6,271,115)
Net change in unrealized appreciation/depreciation
   on investments and foreign currency translations                                    7,652,425         3,751,685
                                                                                    ------------      ------------
Net Increase from Operations                                                          12,628,429         4,370,092
                                                                                    ------------      ------------


DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                            (3,566,330)       (7,072,078)
Return of capital                                                                             --          (720,793)
                                                                                    ------------      ------------
Total Distributions Declared to Shareholders                                          (3,566,330)       (7,792,871)
                                                                                    ------------      ------------
Total Increase (Decrease) in Net Assets                                                9,062,099        (3,422,779)

NET ASSETS:
Beginning of period                                                                   94,664,864        98,087,643
                                                                                    ------------      ------------
End of period (including overdistributed net investment income
   of $(2,074,038) and $(1,884,573), respectively)                                 $ 103,726,963     $  94,664,864
                                                                                   =============     =============

NUMBER OF TRUST SHARES OUTSTANDING:
End of period                                                                         11,009,000        11,009,000
                                                                                    ------------      ------------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial InterMarket Income Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company. The Trust's investment goal is to maximize current income by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities. The Trust is authorized to issue an unlimited number of shares of beneficial interest.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Trust of securities that it holds with an agreement by the Trust to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Trust will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Trust may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Trust's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

The Trust maintains U.S. Government securities or other liquid high grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

FEDERAL INCOME TAXES:
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

May 31, 2003 (Unaudited)




FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The Trust may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Trust may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Trust. The Trust may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The following capital loss carryforwards, determined as of November 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                   CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
          ----------                 --------------
             2006                       $    58,424
             2007                         1,514,889
             2008                         5,857,135
             2009                         5,692,253
             2010                         7,018,859
                                     --------------
                                        $20,141,560
                                     --------------

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the investment advisor to the Trust merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Trust. The merger did not change the way the Trust is managed, the investment personnel assigned to manage the Trust or the fees paid by the Trust to Columbia.

Columbia is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.75% of the average weekly managed assets of the Trust.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets are more than $50 million, a monthly fee equal to the average weekly net assets of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing

May 31, 2003 (Unaudited)


Agreement. For the six months ended May 31, 2003, the annualized net asset based fee rate was 0.033%. The Trust also pays out-of-pocket costs for pricing services.

OTHER:
The Trust pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $77 of custody fees were reduced by balance credits for the six months ended May 31, 2003. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the six months ended May 31, 2003, purchases and sales of investments, other than short-term obligations, were $50,397,527 and $49,306,477, respectively, of which $14,168,983 and $12,039,410, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at May 31, 2003, based on cost of investments for federal income tax purposes, was:

      Gross unrealized appreciation             $ 9,175,893
      Gross unrealized depreciation              (5,999,233)
                                                 -----------
           Net unrealized appreciation          $ 3,176,660
                                                 ===========
OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                       (UNAUDITED)
                                     SIX MONTHS ENDED
                                         MAY 31,                        YEAR ENDED NOVEMBER 30,
                                                        ---------------------------------------------------------------
                                          2003           2002          2001         2000          1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $   8.60      $   8.91      $   9.14     $   10.26    $   11.13      $   11.45
                                       --------      --------      --------     ---------    ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                      0.31(a)       0.63(a)(b)    0.78(a)       0.90(c)      0.91           0.94
Net realized and unrealized gain (loss) on
   investments and foreign currency        0.83         (0.23)(b)     (0.17)        (1.13)       (0.88)         (0.25)
                                       --------      --------      --------     ---------    ---------      ---------
      Total from Investment Operations     1.14          0.40          0.61         (0.23)        0.03           0.69
                                       --------      --------      --------     ---------    ---------      ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                (0.32)        (0.64)        (0.75)        (0.87)       (0.90)         (0.93)
In excess of net investment income           --            --            --            --           --             --(d)
From net realized gains                      --            --            --            --           --          (0.03)
In excess of net realized gains              --            --            --            --           --          (0.05)
Return of capital                            --         (0.07)        (0.09)        (0.02)          --             --
                                       --------      --------      --------     ---------    ---------      ---------
   Total Distributions Declared
     to Shareholders                      (0.32)        (0.71)        (0.84)        (0.89)       (0.90)         (1.01)
                                       --------      --------      --------     ---------    ---------      ---------
NET ASSET VALUE, END OF PERIOD         $   9.42      $   8.60      $   8.91     $    9.14    $   10.26       $  11.13
                                       ========      ========      ========     =========    =========      =========
Market price per share                 $   8.88      $   7.98      $   8.19     $    7.94    $    8.31       $  10.56
                                       ========      ========      ========     =========    =========      =========
Total return-- based on market value (e)  15.50%(f)      6.00%        13.47%         6.08%      (13.51)%         6.26%
                                       ========      ========      ========     =========    =========      =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                               0.99%(h)      1.00%         1.04%         0.94%        1.00%          0.93%
Net investment income (g)                  6.88%(h)      7.24%(b)      8.52%         9.08%        8.51%          8.22%
Portfolio turnover rate                      51%(f)        83%           65%           53%          52%            99%
Net assets, end of period (000's)     $ 103,727     $  94,665      $ 98,088      $100,649     $113,005     $  122,490

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective December 1, 2001, the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to decrease net investment income per share by $0.04, decrease net realized and unrealized loss per share by $0.04 and decrease the ratio of net investment income to average net assets from 7.79% to 7.24% Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Rounds to less than $0.01 per share.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized

Selected data for a share outstanding throughout each period is as follows:


                                                                                    Year Ended November 30,
                                                                -----------------------------------------------------------
                                                                  1997         1996         1995         1994         1993
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   11.52     $  11.27     $  10.41    $   12.01   $   11.22
                                                              ---------     --------     ---------    ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.91         1.00         0.99         0.98        1.09
Net realized and unrealized gain (loss)
  on investments and foreign currency                                --(a)      0.24         0.82        (1.27)       0.78
                                                              ---------     --------     --------    ---------   ---------
    Total from Investment Operations                               0.91         1.24         1.81        (0.29)       1.87
                                                              ---------     --------     --------    ---------   ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                        (0.98)       (0.99)       (0.95)       (0.97)      (1.08)
From net realized gains                                              --           --           --        (0.34)         --
                                                              ---------     --------     --------    ---------   ---------
    Total Distributions Declared to Shareholders                  (0.98)       (0.99)       (0.95)       (1.31)      (1.08)
                                                              ---------     --------     --------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                                 $  11.45     $  11.52     $  11.27     $  10.41    $  12.01
                                                              =========     ========     ========    =========   =========
Market price per share                                         $  10.94     $  10.63     $  10.75     $  10.00    $  11.88
                                                              =========     ========     ========     ========   =========
Total return-- based on market value (b)                          12.62%        8.30%       17.67%       (5.42)%     16.87%
                                                              =========     ========     ========    =========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (c)                                                       0.96%        0.95%        0.97%        0.98%       1.02%
Net investment income (c)                                          8.06%        8.33%        8.73%        8.84%       9.27%
Portfolio turnover rate                                             156%         117%          77%          99%        179%
Net assets, end of period (000's)                             $ 126,011     $126,835     $124,097     $114,568    $132,272

(a)Rounds to less than $0.01 per share.
(b)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 21, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following item listed on the Trust's Proxy Statement for said Meeting. On February 28, 2003, the record date for the Meeting, the Trust had 11,009,000 common shares outstanding. The votes cast were as follows:

    PROPOSAL 1.
    ELECTION OF TRUSTEES:                    FOR                 AGAINST
----------------------------------------------------------------------------
    Douglas A. Hacker                    9,486,257               147,255
    Janet Langford Kelly                 9,499,182               134,330
    Charles R. Nelson                    9,496,988               136,524

DIVIDEND REINVESTMENT PLAN

COLONIAL INTERMARKET INCOME TRUST I

Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by EquiServe Trust Company, N.A. (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to the Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-426-5523.

                       This page intentionally left blank.

TRANSFER AGENT

------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial InterMarket Income Trust I is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021


The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

COLONIAL INTERMARKET INCOME TRUST I   SEMIANNUAL REPORT


                                               198-03/240O-0503 (07/03) 03/1839

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Colonial Intermarket Income Trust I
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    August 6, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.